GOODWILL (Tables)	12 Months Ended
Jun. 27, 2020
ASSETS HELD FOR SALE
Schedule of carrying amounts of goodwill
	California	Illinois	Nevada	Arizona	New York	TOTAL

Balance as of July 1, 2018	$8,427,925	$-	$11,111,980	$-	$10,677,692	$30,217,597

Acquired Goodwill	8,314,918	9,810,050	5,444,307	31,773,659	-	55,342,934
Transferred to Assets Held for Sale	-	-	-	(31,773,659)	-	(31,773,659)

Balance as of June 29, 2019	$16,742,843	$9,810,050	$16,556,287	$-	$10,677,692	$53,786,872

Acquired Goodwill	8,217,465	2,745,910	-	-	-	10,963,375
Transferred to Assets Held for Sale	(1,869,900)	(2,745,910)	-	-	-	(4,615,810)
Impairment Losses	-	-	(16,556,287)	-	(9,717,000)	(26,273,287)

Balance as of June 27, 2020	$23,090,408	$9,810,050	$-	$-	$960,692	$33,861,150